Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Loss per ordinary share, diluted	$ (0.17)	$ (0.05)	$ (0.05)
Weighted average number of ordinary shares ,diluted	245,883,447	240,029,717	240,029,717